SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund

December 31, 2023 (Unaudited)
Principal Amount		Value
U.S. Government Agency Backed Mortgages — 32.25%
Fannie Mae — 21.56%
$3,000,000	(TBA), 2.50%, 1/1/54	$2,552,121
13,000,000	(TBA), 2.00%, 1/1/54	10,623,509
50,000	Pool #AN0360, 3.95%, 12/1/45	41,483
89,544	Pool #AN7868, 3.06%, 12/1/27	85,351
9,471	Pool #BJ0657, 4.00%, 2/1/48	9,099
28,751	Pool #BJ2670, 4.00%, 4/1/48	27,624
53,198	Pool #BJ3178, 4.00%, 11/1/47	51,395
36,557	Pool #BJ5158, 4.00%, 4/1/48	35,124
41,923	Pool #BJ9439, 4.00%, 2/1/48	40,348
48,441	Pool #BJ9477, 4.00%, 4/1/48	46,621
46,922	Pool #BK7924, 4.00%, 11/1/48	45,159
21,311	Pool #BO1263, 3.50%, 6/1/49	19,907
681,316	Pool #BP3417, 2.50%, 5/1/51	582,134
149,221	Pool #BP8741, 2.50%, 6/1/50	127,876
238,647	Pool #BQ7523, 2.00%, 11/1/50	196,240
333,341	Pool #BQ7524, 2.50%, 10/1/50	286,656
1,492,811	Pool #BR2051, 2.50%, 6/1/51	1,275,126
300,000	Pool #BS0915, 1.62%, 3/1/31	241,855
1,575,000	Pool #BS9741, 5.16%, 10/1/28	1,623,657
1,534,507	Pool #BT8237, 4.00%, 6/1/52	1,452,637
43,386	Pool #CA1066, 4.00%, 1/1/48	41,785
21,591	Pool #CA1068, 3.50%, 1/1/48	20,103
35,064	Pool #CA2595, 4.50%, 11/1/48	34,537
65,329	Pool #CA2912, 4.00%, 12/1/48	62,947
44,259	Pool #CA3132, 4.00%, 2/1/49	42,634
43,911	Pool #CA3174, 4.00%, 2/1/49	42,261
262,386	Pool #CA3451, 3.50%, 5/1/49	243,186
189,552	Pool #CA3456, 3.50%, 5/1/49	176,080
343,253	Pool #CA9048, 2.00%, 2/1/51	281,938
995,244	Pool #CB0480, 2.50%, 5/1/51	851,467
573,881	Pool #CB0576, 2.50%, 5/1/51	490,197
1,495,179	Pool #CB2761, 3.00%, 2/1/52	1,321,747
2,270,403	Pool #CB3227, 3.50%, 3/1/52	2,083,830
2,775,352	Pool #CB3764, 4.00%, 6/1/52	2,627,279
1,961,515	Pool #CB3797, 4.00%, 6/1/52	1,856,862
2,121,925	Pool #CB4272, 4.50%, 7/1/52	2,057,385
1,984,621	Pool #CB4314, 4.50%, 8/1/52	1,924,258
1,954,279	Pool #CB4463, 4.50%, 8/1/52	1,894,838
2,062,471	Pool #CB4767, 5.00%, 9/1/52	2,040,204
2,193,031	Pool #CB4967, 5.50%, 10/1/52	2,207,120
1,542,866	Pool #CB5166, 6.00%, 11/1/52	1,566,351
549,743	Pool #CB5202, 6.50%, 11/1/52	563,111
1,221,527	Pool #CB5220, 6.50%, 12/1/52	1,251,897
1,367,407	Pool #CB6607, 5.50%, 7/1/53	1,373,401
1,970,360	Pool #CB6783, 5.00%, 7/1/53	1,951,722

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

December 31, 2023 (Unaudited)
Principal Amount		Value
$2,239,290	Pool #CB6784, 5.50%, 7/1/53	$2,252,291
2,220,366	Pool #CB6826, 5.50%, 7/1/53	2,233,257
2,313,875	Pool #CB7160, 6.50%, 9/1/53	2,388,680
		53,245,290
FNMA, TBA — 0.99%
2,500,000	4.97%, 11/1/28(a)	2,458,789
Freddie Mac — 9.60%
38,520	Pool #Q59453, 4.00%, 11/1/48	37,053
196,163	Pool #QB5731, 2.00%, 11/1/50	161,305
194,862	Pool #QB5732, 2.50%, 11/1/50	166,796
876,695	Pool #QC3844, 2.00%, 6/1/51	718,356
251,855	Pool #QC3845, 2.50%, 6/1/51	215,067
973,022	Pool #QC7895, 2.00%, 9/1/51	796,452
778,480	Pool #QE4428, 4.00%, 6/1/52	736,946
1,958,358	Pool #QE6510, 4.50%, 7/1/52	1,898,939
2,101,467	Pool #QG5944, 5.00%, 6/1/53	2,081,007
50,936	Pool #RA1713, 3.00%, 11/1/49	45,581
79,442	Pool #RA1714, 3.00%, 11/1/49	71,089
134,424	Pool #RA2256, 3.00%, 3/1/50	120,184
176,631	Pool #RA2340, 3.00%, 3/1/50	157,865
166,736	Pool #RA2395, 2.50%, 4/1/50	143,236
394,070	Pool #RA2575, 2.50%, 5/1/50	337,898
138,035	Pool #RA2727, 2.00%, 5/1/50	113,771
136,800	Pool #RA2728, 2.50%, 5/1/50	117,266
349,175	Pool #RA2740, 2.50%, 6/1/50	300,706
293,733	Pool #RA3680, 2.50%, 9/1/50	251,572
202,171	Pool #RA3751, 2.00%, 10/1/50	167,006
335,500	Pool #RA4503, 2.00%, 2/1/51	275,570
310,368	Pool #RA4927, 2.00%, 3/1/51	254,480
460,651	Pool #RA5020, 2.00%, 4/1/51	377,594
1,229,285	Pool #RA5195, 2.50%, 5/1/51	1,044,997
878,095	Pool #RA5197, 2.50%, 5/1/51	750,267
459,872	Pool #RA5237, 2.50%, 5/1/51	393,551
1,455,288	Pool #RA5571, 2.50%, 7/1/51	1,242,353
216,745	Pool #RA5621, 2.50%, 8/1/51	185,031
702,059	Pool #RA5701, 2.00%, 8/1/51	574,659
189,130	Pool #RA5874, 2.50%, 9/1/51	161,363
2,297,936	Pool #RA6108, 3.50%, 3/1/52	2,109,458
1,913,314	Pool #RA6760, 3.00%, 2/1/52	1,691,381
2,188,022	Pool #RA7454, 4.00%, 6/1/52	2,070,946
1,890,435	Pool #RA7714, 4.50%, 7/1/52	1,832,936
53,209	Pool #V84506, 4.00%, 7/1/48	51,183
41,848	Pool #V84836, 4.00%, 11/1/48	40,279
60,841	Pool #V85365, 3.50%, 4/1/49	56,920
176,763	Pool #V85381, 3.50%, 4/1/49	164,352
36,563	Series 2018-SB45, Class A10F, 3.16%, 11/25/27(b)	34,572
54,293	Series 2018-SB47, Class A10F, 3.35%, 1/25/28(b)	51,476

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

December 31, 2023 (Unaudited)
Principal Amount		Value
$50,474	Series 2018-SB48, Class A10F, 3.36%, 2/25/28(b)	$47,802
140,333	Series 2019-SB59, Class A10F, 3.47%, 1/25/29(b)	132,957
1,334,699	Series 2021-SB87, Class A5H, 0.78%, 4/25/41(b)	1,229,053
66,313	Series KF57, Class A, (SOFR30A + 0.654%), 5.99%, 12/25/28(c)	66,044
314,287	Series Q014, Class A1, 1.56%, 1/25/36(c)	257,017
		23,734,336
Ginnie Mae — 0.10%
117,942	Pool #AC3667, 1.66%, 8/15/26	117,942
32,528	Pool #BB3740, 4.00%, 11/15/47	31,386
56,402	Pool #BE3008, 4.00%, 4/20/48	54,385
29,350	Series 2018-2, Class AD, 2.40%, 3/16/59	25,737
21,292	Series 2018-26, Class AD, 2.50%, 3/16/52	19,713
		249,163

Total U.S. Government Agency Backed Mortgages		79,687,578
(Cost $84,385,390)
Corporate Bonds — 26.58%
Consumer, Non-cyclical — 16.52%
545,000	AbbVie, Inc., 3.60%, 5/14/25	535,386
2,030,000	AbbVie, Inc., 3.80%, 3/15/25	2,004,361
1,525,000	Amgen, Inc., 4.20%, 2/22/52	1,290,085
3,500,000	Amgen, Inc., 5.25%, 3/2/33	3,587,308
2,892,000	Astrazeneca Finance LLC, 1.75%, 5/28/28	2,590,460
490,000	Astrazeneca Finance LLC, 2.25%, 5/28/31	422,769
2,500,000	Baxalta, Inc., 4.00%, 6/23/25	2,459,316
1,089,000	Becton Dickinson & Co., 4.67%, 6/6/47	1,015,725
4,200,000	Becton Dickinson & Co., 4.69%, 2/13/28	4,219,655
995,000	DH Europe Finance II Sarl, 2.60%, 11/15/29	900,263
100,000	Doris Duke Charitable Foundation (The), Series 2020, 2.35%, 7/1/50	60,560
1,850,000	EMD Finance LLC, 3.25%, 3/19/25(d)	1,806,020
1,500,000	Gilead Sciences, Inc., 3.65%, 3/1/26	1,469,891
2,114,000	Haleon US Capital LLC, 3.63%, 3/24/32	1,951,689
2,250,000	IQVIA, Inc., 6.25%, 2/1/29(d)	2,349,638
400,000	John D and Catherine T MacArthur Foundation, 1.30%, 12/1/30	313,175
2,500,000	Kenvue, Inc., 5.05%, 3/22/53	2,586,580
1,200,000	Mary Free Bed Rehabilitation Hospital, Series 2021, 3.79%, 4/1/51	889,353
150,000	Mass General Brigham, Inc., Series 2020, 3.19%, 7/1/49	110,385
250,000	Medtronic, Inc., 4.38%, 3/15/35	244,160
2,600,000	Pfizer Investment Enterprises Pte Ltd., 5.11%, 5/19/43	2,594,164
2,500,000	Reckitt Benckiser Treasury Services Plc, 3.00%, 6/26/27(d)	2,372,797
2,000,000	Revvity, Inc., 3.63%, 3/15/51	1,442,061
2,000,000	Southeast Alaska Regional Health Consortium, 2.26%, 7/1/31	1,625,325

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

December 31, 2023 (Unaudited)
Principal Amount		Value
$2,250,000	Thermo Fisher Scientific, Inc., 2.00%, 10/15/31	$1,896,941
100,000	Trinity Health Corp., 4.13%, 12/1/45	87,133
		40,825,200
Financial — 5.53%
350,000	Andrew W Mellon Foundation (The), Series 2020, 0.95%, 8/1/27	308,700
250,000	BlueHub Loan Fund, Inc., Series 2020, 2.89%, 1/1/27	237,650
2,375,000	BlueHub Loan Fund, Inc., Series 2020, 3.10%, 1/1/30	2,041,941
1,600,000	Bridge Housing Corp., 3.25%, 7/15/30	1,362,006
250,000	Community Preservation Corp. (The), Series 2020, 2.87%, 2/1/30	217,324
2,100,000	Healthcare Realty Holdings LP, REIT, 2.40%, 3/15/30	1,726,076
590,000	Low Income Investment Fund, Series 2019, 3.39%, 7/1/26	565,480
1,300,000	Low Income Investment Fund, Series 2019, 3.71%, 7/1/29	1,165,577
2,000,000	National Community Renaissance of California, Series 2022, 3.27%, 12/1/32	1,628,392
2,160,000	Preservation of Affordable Housing, Inc., 4.48%, 12/1/32	2,124,348
2,500,000	Reinvestment Fund, Inc. (The), 3.93%, 2/15/28	2,282,659
		13,660,153
Industrial — 1.73%
2,600,000	Agilent Technologies, Inc., 2.75%, 9/15/29	2,379,505
1,000,000	Nature Conservancy (The), Series A, 0.94%, 7/1/26	913,956
1,000,000	Nature Conservancy (The), Series A, 1.15%, 7/1/27	892,230
70,000	Nature Conservancy (The), Series A, 1.51%, 7/1/29	59,712
53,000	Nature Conservancy (The), Series A, 1.86%, 7/1/33	40,327
		4,285,730
Utilities — 2.80%
3,150,000	American Water Capital Corp., 4.45%, 6/1/32	3,130,877
1,534,000	Avangrid, Inc., 3.15%, 12/1/24	1,499,096
1,350,000	Avangrid, Inc., 3.80%, 6/1/29	1,270,783
1,060,000	Essential Utilities, Inc., 5.30%, 5/1/52	1,016,853
		6,917,609

Total Corporate Bonds		65,688,692
(Cost $70,943,273)
Asset Backed Securities — 17.49%
2,065,000	DEXT ABS 2023-1 LLC, 7.13%, 9/15/32(d)	2,120,029
1,430,000	DEXT ABS 2023-1 LLC, 8.82%, 3/15/33(d)	1,523,179
362,592	Dext ABS LLC, Series 2020-1, Class B, 1.92%, 11/15/27(d)	361,583
1,550,000	Dext ABS LLC, Series 2021-1, Class D, 2.81%, 3/15/29(d)	1,371,147
1,758,000	Dext ABS LLC, Series 2023-2, Class D, 8.30%, 5/15/34(d)	1,705,988
747,558	GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A, 2.10%, 5/20/48(d)	576,781
1,901,784	GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class B, 2.56%, 10/20/48(d)	1,434,231

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

December 31, 2023 (Unaudited)
Principal Amount		Value
$1,441,761	GoodLeap Sustainable Home Solutions Trust, Series 2022-1GS, Class B, 2.94%, 1/20/49(d)	$1,089,611
1,013,355	Helios Issuer LLC, Series 2023-GRID1, Class 1A, 5.75%, 12/20/50(d)	1,034,504
4,000,000	Hertz Vehicle Financing III LLC, 5.49%, 6/25/27(d)	4,000,263
3,800,000	Lendbuzz Securitization Trust, Series 2023-3A, Class A2, 7.50%, 12/15/28(d)	3,841,447
672,864	Loanpal Solar Loan Ltd., Series 2021-2GS, Class A, 2.22%, 3/20/48(d)	500,823
3,290,785	Luminace Issuer LLC, Series 2022-1, Class B, 5.91%, 7/31/62(d)	3,031,142
975,749	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.75%, 6/20/46(d)	889,623
938,959	Sunnova Helios II Issuer LLC, Series 2021-B, Class A, 1.62%, 7/20/48(d)	798,807
1,410,407	Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/48(d)	1,151,688
858,249	Sunnova Helios VII Issuer LLC, Series 2021-C, Class A, 2.03%, 10/20/48(d)	744,239
214,562	Sunnova Helios VII Issuer LLC, Series 2021-C, Class C, 2.63%, 10/20/48(d)	174,386
2,023,431	Sunnova Helios XI Issuer LLC, Series 2023-A, Class B, 5.60%, 5/20/50(d)	1,931,365
488,101	Sunnova Helios XII Issuer LLC, Series 2023-B, Class C, 6.00%, 8/22/50(b),(d)	450,989
3,906,805	Sunnova Sol IV Issuer LLC, Series 2022-A, Class C, 3.53%, 2/22/49(d)	3,263,635
793,719	Sunrun Iris Issuer LLC, Series 2023-1A, Class A, 5.75%, 1/30/59(d)	779,051
3,000,000	Tesla Auto Lease Trust, Series 2021-A, Class D, 1.34%, 3/20/25(d)	2,991,661
3,200,000	Tesla Auto Lease Trust, Series 2021-B, Class C, 1.12%, 9/22/25(d)	3,113,237
2,000,000	Tesla Auto Lease Trust, Series 2021-B, Class D, 1.32%, 9/22/25(d)	1,934,098
2,400,000	Tesla Auto Lease Trust, Series 2023-A, Class B, 6.41%, 7/20/27(d)	2,421,859

Total Asset Backed Securities		43,235,366
(Cost $44,927,346)
Municipal Bonds — 16.74%
Alabama — 0.23%
730,000	Water Works Board of the City of Birmingham Revenue, 2.39%, 1/1/35, Callable 7/1/31 @ 100	580,487

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

December 31, 2023 (Unaudited)
Principal Amount		Value
Arizona — 0.36%
$750,000	City of Phoenix Civic Improvement Corp. Revenue, Series C, 1.38%, 7/1/27	$678,201
250,000	City of Tucson Water System Revenue, 1.88%, 7/1/30	212,318
		890,519
Arkansas — 0.04%
100,000	City of Russellville Water & Sewer Revenue, Series B, 1.23%, 7/1/26, (Credit Support: BAM)	91,737

California — 5.31%
150,000	California Health Facilities. Financing Authority Revenue, 2.02%, 6/1/24	147,922
250,000	California Health Facilities. Financing Authority Revenue, 1.68%, 6/1/28	222,661
815,000	California Health Facilities. Financing Authority Revenue, 1.98%, 6/1/30	695,260
990,000	California Health Facilities. Financing Authority Revenue, 2.53%, 6/1/35	782,796
460,000	Calleguas Municipal Water District Revenue, Series A, 2.52%, 7/1/36	360,951
135,000	City & County of San Francisco GO, Series A, 2.82%, 6/15/24	133,439
100,000	City & County of San Francisco GO, 1.95%, 6/15/27	92,207
100,000	City of Los Angeles Housing GO, Series A, 2.95%, 9/1/28, Callable 9/1/27 @ 100	93,281
350,000	City of San Buenaventura Revenue, 1.17%, 1/1/26	326,457
750,000	City of Santa Rosa Wastewater Revenue, Series B, 2.12%, 9/1/31	625,171
300,000	City of Santa Rosa Wastewater Revenue, Series B, 2.32%, 9/1/33	242,937
100,000	City of Sunnyvale Wastewater Revenue, Series A, 3.20%, 4/1/26	97,272
210,000	Cucamonga Valley Water District Financing Authority Revenue, Series A, 1.54%, 9/1/27	189,942
1,500,000	Cucamonga Valley Water District Financing Authority Revenue, Series B, 3.60%, 9/1/27	1,460,147
150,000	Escondido Joint Powers Financing Authority Revenue, Series B, 2.44%, 9/1/25	144,627
150,000	Kern Community College District GO, 2.54%, 11/1/26	142,310
240,000	Lancaster Power Authority Revenue, 1.67%, 11/1/27, (Credit Support: AGM)	213,785
285,000	Lancaster Power Authority Revenue, 1.92%, 11/1/28, (Credit Support: AGM)	249,415
525,000	Lancaster Power Authority Revenue, 2.56%, 11/1/33, (Credit Support: AGM), Callable 11/1/31 @ 100	417,414
525,000	Lancaster Power Authority Revenue, 2.68%, 11/1/34, (Credit Support: AGM), Callable 11/1/31 @ 100	413,029
755,000	Lancaster Power Authority Revenue, 2.79%, 11/1/35, (Credit Support: AGM), Callable 11/1/31 @ 100	588,562
200,000	Rosemead School District GO, Series A, 2.17%, 8/1/25	191,570
250,000	Rowland Water District Revenue, Series A, 1.61%, 12/1/29	210,843

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

December 31, 2023 (Unaudited)
Principal Amount		Value
$1,000,000	Rowland Water District Revenue, Series A, 1.91%, 12/1/31	$811,008
800,000	Rowland Water District Revenue, Series A, 2.56%, 12/1/36, Callable 12/1/31 @ 100	622,947
125,000	San Diego County Water Authority Revenue, Series A, 1.17%, 5/1/27	112,216
100,000	San Francisco City & County Public Utilities Commission Wastewater Revenue, 5.40%, 10/1/28	103,318
400,000	Santa Clara Valley Water District Certificate Participation, Series D, 1.78%, 6/1/31, Callable 6/1/30 @ 100	328,602
1,060,000	Santa Clara Valley Water District Certificate Participation, Series D, 1.88%, 6/1/32, Callable 6/1/30 @ 100	853,817
950,000	Santa Clara Valley Water District Certificate Participation, Series D, 2.08%, 6/1/34, Callable 6/1/30 @ 100	744,066
600,000	Sonoma-Marin Area Rail Transit District Revenue, Series A, 2.02%, 3/1/28	542,475
100,000	State of California Department of Water Resources Revenue, 0.92%, 12/1/26	90,676
315,000	Walnut Valley Water District Revenue, Series A, 0.96%, 6/1/26	290,033
320,000	Walnut Valley Water District Revenue, Series A, 1.17%, 6/1/27	287,899
325,000	Walnut Valley Water District Revenue, Series A, 1.37%, 6/1/28	286,236
		13,115,291
Colorado — 0.12%
50,000	Denver City & County School District No 1 GO, Series B, 2.99%, 12/1/24, (Credit Support: State Aid Withholding)	48,981
275,000	Parker Water & Sanitation District GO, 2.10%, 8/1/29	243,908
		292,889
Connecticut — 0.17%
325,000	Connecticut Green Bank Revenue, 1.95%, 11/15/28	284,500
150,000	South Central Connecticut Regional Water Authority Revenue, Series B, 2.86%, 8/1/30, Callable 8/1/29 @ 100	134,991
		419,491
District of Columbia — 0.83%
340,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.05%, 3/1/25, (Credit Support: FHA)	324,269
155,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.15%, 9/1/25, (Credit Support: FHA)	145,509
350,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.20%, 3/1/26, (Credit Support: FHA)	323,653
195,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.50%, 3/1/27, (Credit Support: FHA)	176,159
195,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.60%, 9/1/27, (Credit Support: FHA)	174,166
200,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.70%, 3/1/28, (Credit Support: FHA)	176,754
135,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.75%, 9/1/28, (Credit Support: FHA)	117,799

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

December 31, 2023 (Unaudited)
Principal Amount		Value
$140,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.95%, 9/1/29, (Credit Support: FHA)	$119,994
590,000	District of Columbia Housing Finance Agency Revenue, Series A, 2.15%, 3/1/31, (Credit Support: FHA), Callable 3/1/30 @ 100	491,947
		2,050,250
Florida — 0.70%
2,000,000	City of Palm Coast Utility Revenue, 1.44%, 10/1/28	1,739,531

Georgia — 0.29%
285,000	Carroll County Water Authority Revenue, Series B, 1.51%, 7/1/27	258,256
75,000	Macon-Bibb County Urban Development Authority Revenue, Series A, 3.00%, 12/1/24, (Credit Support: County Guaranteed)	73,562
425,000	Tift County Hospital Authority Revenue, 1.05%, 12/1/25, (Credit Support: County Guaranteed)	395,112
		726,930
Hawaii — 0.34%
695,000	City & County of Honolulu GO, Series C, 1.47%, 7/1/28	611,621
250,000	Honolulu City & County Board of Water Supply Revenue, Series B, 1.98%, 7/1/27	231,164
		842,785
Idaho — 0.15%
500,000	Idaho Energy Resources Authority Revenue, 2.86%, 9/1/46	361,228

Iowa — 0.04%
100,000	Northeast Iowa Community College GO, Series 1, 3.45%, 6/1/26, Callable 6/1/24 @ 100	97,774

Maryland — 0.08%
225,000	City of Baltimore Revenue, Series B, 1.58%, 7/1/28	197,690

Massachusetts — 0.58%
600,000	Boston Water & Sewer Commission Revenue, 1.37%, 11/1/27	536,226
1,040,000	Massachusetts Bay Transportation Authority Sales Tax Revenue, Series B, 2.49%, 7/1/33, Callable 7/1/31 @ 100	896,825
		1,433,051
Michigan — 0.81%
750,000	City of Grand Rapids Sanitary Sewer System Revenue, 1.86%, 1/1/31	628,774
1,330,000	City of Grand Rapids Sanitary Sewer System Revenue, 2.01%, 1/1/32, Callable 1/1/31 @ 100	1,096,423

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

December 31, 2023 (Unaudited)
Principal Amount		Value
$95,000	Marquette Brownfield Redevelopment Authority Revenue, 3.05%, 5/1/27, (Credit Support: Municipal Government Guaranteed), Callable 5/1/26 @ 100	$90,945
225,000	State of Michigan GO, Series B, 1.54%, 5/15/30	187,847
		2,003,989
Nebraska — 0.13%
100,000	City of Omaha Sewer Revenue, Series B, 1.04%, 4/1/26	92,545
250,000	Papio-Missouri River Natural Resource District Special Tax, 2.20%, 12/15/25, Callable 6/15/24 @ 100	233,848
		326,393
Nevada — 0.09%
250,000	City of Henderson GO, Series A, 2.23%, 6/1/28	230,116

New York — 0.36%
600,000	Western Nassau County Water Authority Revenue, Series B, 2.50%, 4/1/34	489,423
500,000	Western Nassau County Water Authority Revenue, Series B, 2.58%, 4/1/35	403,702
		893,125
Ohio — 0.08%
130,000	City of Cincinnati Revenue, Series C, 3.95%, 11/1/28	126,950
100,000	County of Franklin Revenue, 2.88%, 11/1/50, Callable 5/1/50 @ 100	65,999
		192,949
Oklahoma — 0.54%
715,000	Oklahoma Capitol Improvement Authority Revenue, Series A, 2.58%, 7/1/28	657,099
745,000	Oklahoma Capitol Improvement Authority Revenue, Series A, 2.63%, 7/1/29	672,027
		1,329,126
Oregon — 0.64%
350,000	City of Portland GO, Series B, 1.51%, 6/15/28	308,878
300,000	City of Tigard Water Revenue, 2.00%, 8/1/28, (Credit Support: BAM)	265,877
345,000	State of Oregon GO, Series F, 1.32%, 6/1/27	312,875
700,000	State of Oregon GO, Series B, 3.89%, 5/1/30	682,360
		1,569,990
Pennsylvania — 1.23%
1,750,000	City of Philadelphia Water & Wastewater Revenue, Series B, 1.49%, 7/1/27	1,572,679
185,000	City of Philadelphia Water & Wastewater Revenue, Series A, 3.55%, 10/1/28	178,409
825,000	Economy Borough Municipal Authority Revenue, Series A, 1.65%, 12/15/28, (Credit Support: BAM)	716,858

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

December 31, 2023 (Unaudited)
Principal Amount		Value
$500,000	Redevelopment Authority of the City of Philadelphia Revenue, Series A, 1.38%, 9/1/25	$471,736
100,000	Redevelopment Authority of the City of Philadelphia Revenue, 4.50%, 11/1/31, Callable 11/1/28 @ 100	97,966
		3,037,648
Rhode Island — 0.98%
1,295,000	Narragansett Bay Commission Revenue, 2.09%, 9/1/30	1,098,115
400,000	Narragansett Bay Commission Revenue, 2.26%, 9/1/32, Callable 9/1/30 @ 100	325,344
150,000	Rhode Island Infrastructure Bank Revenue, 2.70%, 10/1/28	139,121
1,000,000	Rhode Island Infrastructure Bank State Revolving Fund Revenue, Series A, 1.40%, 10/1/28	872,286
		2,434,866
Tennessee — 0.06%
160,000	Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue, Series B, 1.47%, 7/1/27	143,352

Texas — 1.24%
250,000	City of Houston Combined Utility System Revenue, Series C, 2.05%, 11/15/26	234,203
170,000	City of Temple Utility System Revenue, 1.11%, 8/1/25	160,774
300,000	City of Temple Utility System Revenue, 1.53%, 8/1/27	271,981
690,000	City of Temple Utility System Revenue, 1.80%, 8/1/29	600,872
800,000	Dallas Area Rapid Transit Revenue, 2.18%, 12/1/32	657,741
335,000	Hidalgo County Drain District No 1 GO, Series A, 0.96%, 9/1/25	315,231
275,000	Hidalgo County Drain District No 1 GO, Series A, 1.11%, 9/1/26	252,036
225,000	Hidalgo County Drain District No 1 GO, Series A, 1.35%, 9/1/27	202,232
130,000	Hidalgo County Drain District No 1 GO, Series A, 1.50%, 9/1/28	114,409
300,000	Hidalgo County Drain District No 1 GO, Series A, 1.67%, 9/1/29	259,077
		3,068,556
Utah — 0.19%
520,000	Metropolitan Water District of Salt Lake & Sandy Revenue, Series B, 1.52%, 7/1/28	459,756

Vermont — 0.04%
100,000	Vermont Housing Finance Agency Property Transfer Tax Revenue Revenue, 3.45%, 11/1/29	92,852

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

December 31, 2023 (Unaudited)
Principal Amount		Value
Washington — 1.11%
$2,400,000	City of Tacoma Electric System Revenue, Series C, 5.64%, 1/1/27	$2,476,511
300,000	Grant County Public Utility District No 2 Priest Rapids Hydroelectric Project Revenue, 1.90%, 1/1/27	278,661
		2,755,172

Total Municipal Bonds		41,377,543
(Cost $47,768,831)
U.S. Government Agency Obligations — 3.69%
Small Business Administration — 2.24%
244,717	Certificate of Originator’s Fee, 0.03%, 4/15/31(a),(c)	126
143,106	Certificate of Originator’s Fee, 0.23%, 12/15/30(a),(c)	565
447,502	Certificate of Originator’s Fee, 0.23%, 3/15/31(a),(c)	1,767
344,250	Certificate of Originator’s Fee, 0.23%, 5/15/31(a),(c)	1,359
389,700	Certificate of Originator’s Fee, 0.28%, 5/17/46(a),(c)	2,841
450,000	Certificate of Originator’s Fee, 0.48%, 9/1/31(a)	4,459
443,934	Certificate of Originator’s Fee, 0.53%, 6/15/31(a),(c)	4,039
222,833	Certificate of Originator’s Fee, 0.78%, 4/15/31(a),(c)	2,984
1,350,000	Certificate of Originator’s Fee, 0.78%, 7/15/31(a),(c)	18,078
495,000	Certificate of Originator’s Fee, 0.78%, 8/15/31(a),(c)	6,629
103,500	Certificate of Originator’s Fee, 0.78%, 8/15/31(a),(c)	1,386
494,802	Certificate of Originator’s Fee, 0.98%, 4/15/31(a),(c)	10,296
404,563	Certificate of Originator’s Fee, 1.03%, 4/15/46(a),(c)	10,851
346,986	Certificate of Originator’s Fee, 1.23%, 5/10/31(a)	8,810
270,000	Certificate of Originator’s Fee, 1.23%, 8/2/31(a)	6,856
139,500	Certificate of Originator’s Fee, 1.23%, 9/16/31(a)	3,542
940,950	Certificate of Originator’s Fee, 1.28%, 4/7/46(a),(c)	31,362
437,400	Certificate of Originator’s Fee, 1.28%, 6/23/46(a),(c)	14,579
1,226,700	Certificate of Originator’s Fee, 1.28%, 6/30/46(a),(c)	40,886
30,539	(TBA), 5.27%, 3/30/28(a),(c)	34,003
17,654	(TBA), 5.58%, 9/23/25(a),(c)	19,430
22,859	(Prime Index - 2.500%), 6.00%, 2/25/28(c)	22,819
68,955	(Prime Index - 2.500%), 6.00%, 4/25/44(c)	68,526
80,662	7.08%, 7/25/30(c)	80,252
39,603	(Prime Index - 0.675%), 7.83%, 9/25/43(c)	41,038
145,442	(Prime Index - 0.675%), 7.83%, 11/25/45(c)	151,221
186,667	(Prime Index + 0.118%), 8.62%, 1/25/46(c)	198,498
303,472	(Prime Index + 0.325%), 8.83%, 6/25/31(c)	316,858
308,550	(Prime Index + 0.325%), 8.83%, 7/25/31(c)	323,091
362,254	(Prime Index + 0.325%), 8.83%, 2/25/32(c)	380,325
76,329	(Prime Index + 0.325%), 8.83%, 9/25/44(c)	80,960
797,517	(Prime Index + 0.325%), 8.83%, 8/25/46(c)	849,616
520,368	(Prime Index + 0.375%), 8.88%, 10/25/31(c)	544,417
604,630	(Prime Index + 0.375%), 8.88%, 8/25/46(c)	643,716
44,704	9.08%, 9/25/29	46,093
232,710	(Prime Index + 0.575%), 9.08%, 4/25/31(c)	244,127

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

December 31, 2023 (Unaudited)
Principal Amount		Value
$24,948	(Prime Index + 0.609%), 9.11%, 3/25/43(c)	$26,419
20,095	(Prime Index + 0.700%), 9.20%, 2/25/28(c)	20,700
642,484	(Prime Index + 0.825%), 9.33%, 9/25/31(c)	679,889
313,075	(Prime Index + 0.875%), 9.38%, 1/25/32(c)	332,653
22,017	(Prime Index + 1.012%), 9.51%, 11/25/28(c)	22,921
44,149	(Prime Index + 1.218%), 9.72%, 6/25/29(c)	46,373
50,341	(Prime Index + 1.575%), 10.08%, 7/25/30(c)	53,219
57,815	(Prime Index + 2.325%), 10.83%, 10/25/30(c)	62,018
76,256	(Prime Index + 2.325%), 10.83%, 1/25/31(c)	82,977
		5,543,574
U.S. International Development Finance Corp. — 1.45%
1,000,000	1.44%, 4/15/28	908,010
500,000	1.65%, 4/15/28	457,654
2,198,593	(US Treasury Bill Yield 3-Month + 0.000%), 5.33%, 7/7/40(c)	2,198,593
		3,564,257

Total U.S. Government Agency Obligations		9,107,831
(Cost $9,543,899)
Collateralized Mortgage Obligation — 1.09%
2,800,000	BX Commercial Mortgage Trust, Series 2022-AHP, Class C, (Term SOFR 1M + 2.090%), 7.45%, 1/17/39(c),(d)	2,695,832

Total Collateralized Mortgage Obligation		2,695,832
(Cost $2,787,156)

Shares
Investment Company — 5.25%
12,966,845	RBC BlueBay U.S. Goverment Money Market Fund, Institutional Class 1(e)	12,966,845

Total Investment Company		12,966,845
(Cost $12,966,845)

Total Investments		$254,759,687
(Cost $273,322,740) — 103.09%
Liabilities in excess of other assets — (3.09)%		(7,629,139)
NET ASSETS — 100.00%		$247,130,548

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

December 31, 2023 (Unaudited)
(a)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(b)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(c)	Floating rate note. Rate shown is as of report date.
(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Affiliated investment.
Financial futures contracts as of December 31, 2023:
Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
30 Year U.S. Ultra Treasury Bond	149	March 2024	$1,528,378	USD	$19,905,469	Barclays Capital Group
5 Year U.S. Treasury Note	135	March 2024	336,052	USD	14,684,414	Barclays Capital Group
Total			$1,864,430

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
10 Year U.S. Ultra Treasury Bond	122	March 2024	$(569,760)	USD	$14,397,907	Barclays Capital Group
Total			$(569,760)

Abbreviations used are defined below:
AGM - Assured Guaranty Municipal Corp.
BAM - Bank of America
FHA - Insured by Federal Housing Administration
GO - General Obligations
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
SOFR30A - Secured Overnight Financing Rate 30 Day Average
TBA - To-be-announced
USD - United States Dollar